Old Mutual Funds II
Supplement Dated August 21, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The shareholder meetings for the proposed reorganizations of the Old Mutual Columbus Circle Technology and Communications Fund and the Old Mutual Growth Fund will be held November 16, 2009.  The reorganizations are expected to be effective following the close of business on or about November 20, 2009.

Effective August 31, 2009, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Intermediate Fixed Income Fund” on page 72 of the Prospectus:

Old Mutual Dwight Intermediate Fixed Income Fund

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

W. Frank Koster is the Chief Investment Officer and Head of Structured Product at Dwight, positions he has held since joining Dwight in June 2009.  Prior to joining Dwight, Mr. Koster served as Co-Head of the High Grade Fixed Income Team (since 2005) and as Senior Portfolio Manager (2002 – 2005) at Wells Capital Management (formerly known as Strong Capital Management).

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

Derrick M. Wulf is a Senior Vice President and Head of Interest Rate Positioning at Dwight, positions he has held since 2004 and 2009, respectively.  Mr. Wulf has also served as Head of Sector Portfolio Management and Portfolio Manager of commercial mortgage-backed securities at Dwight. Mr. Wulf specializes in Treasuries, agencies and commercial mortgage-backed securities.

Effective August 31, 2009, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Short Term Fixed Income Fund” on page 72 of the Prospectus:

Old Mutual Dwight Short Term Fixed Income Fund

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

W. Frank Koster (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Edwin A. Martin (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Derrick M. Wulf (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

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Distributed by Old Mutual Investment Partners
R-09-571 08/2009

Old Mutual Funds II
Supplement Dated August 21, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The shareholder meetings for the proposed reorganizations of the Old Mutual Columbus Circle Technology and Communications Fund and the Old Mutual Growth Fund will be held November 16, 2009.  The reorganizations are expected to be effective following the close of business on or about November 20, 2009.

Effective August 31, 2009, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Intermediate Fixed Income Fund” on pages 90 – 91 of the Prospectus:

Old Mutual Dwight Intermediate Fixed Income Fund

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

W. Frank Koster is the Chief Investment Officer and Head of Structured Product at Dwight, positions he has held since joining Dwight in June 2009.  Prior to joining Dwight, Mr. Koster served as Co-Head of the High Grade Fixed Income Team (since 2005) and as Senior Portfolio Manager (2002 – 2005) at Wells Capital Management (formerly known as Strong Capital Management).

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

Derrick M. Wulf is a Senior Vice President and Head of Interest Rate Positioning at Dwight, positions he has held since 2004 and 2009, respectively.  Mr. Wulf has also served as Head of Sector Portfolio Management and Portfolio Manager of commercial mortgage-backed securities at Dwight. Mr. Wulf specializes in Treasuries, agencies and commercial mortgage-backed securities.

Effective August 31, 2009, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Short Term Fixed Income Fund” on page 91 of the Prospectus:

Old Mutual Dwight Short Term Fixed Income Fund

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

W. Frank Koster (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Edwin A. Martin, CFA, FSA, MAAA, (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Derrick M. Wulf (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-572 08/2009

Old Mutual Funds II
Supplement Dated August 21, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated July 29, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective August 31, 2009, the following is added to Exhibit C of the SAI under the section entitled “Portfolio Manager Disclosure – Investments in Each Fund” on page EXH-C-1:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
W. Frank Koster^	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
^	Indicates new portfolio manager. Dollar Range of Investments in Each Fund is as of June 30, 2009.

Effective August 31, 2009, the following is added to Exhibit C of the SAI under the section entitled “Portfolio Manager Disclosure – Other Managed Accounts” on page EXH-C-9:

NAME OF PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS IN EACH CATEGORY
W. Frank Koster^	12 Other Pooled Investment Vehicles with $27.3 billion in total assets under management.
58 Other Accounts with $18.1 billion in total assets under management.
^	Indicates new portfolio manager. Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category is as of June 30, 2009.

Effective August 31, 2009, all references to Peter M. Milne are hereby removed.

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Distributed by Old Mutual Investment Partners
R-09-573 08/2009